Trade receivable from and payable to related parties - Additional Information (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Percentage of total revenues	0.24%	0.26%	0.27%
Net impact in "Other capital contributions"	$ 391	$ (66)	$ (17)
Other capital contributions
Disclosure of transactions between related parties [line items]
Net impact in "Other capital contributions"	$ 391	$ (66)	$ (17)
Freeport Minerals Corporation [Member]
Disclosure of transactions between related parties [line items]
Minimum period to provide written notice for termination	24 months
Sumitomo Metal Mining Company, Ltd. [Member]
Disclosure of transactions between related parties [line items]
Percentage of annual copper concentrate production committed to sell	21.00%
Minimum period to provide written notice for termination	24 months
Climax Molybdenum Marketing Corporation [Member]
Disclosure of transactions between related parties [line items]
Proportion of sales commitment made by entity, related party transactions	100.00%
Minimum | Freeport Minerals Corporation [Member]
Disclosure of transactions between related parties [line items]
Proportion of sales commitment made by entity, related party transactions	70.00%
Maximum | Freeport Minerals Corporation [Member]
Disclosure of transactions between related parties [line items]
Proportion of sales commitment made by entity, related party transactions	80.00%